Prepayments and Other Receivables, Net (Tables)	6 Months Ended
Jun. 30, 2026
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of Prepayments and Other Receivables, Net

	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB	USD
Other receivables	273,568	321,476	47,201
Receivable from asset disposal	89,000	68,228	10,017
Less: allowance for credit loss of other receivables	(2,900)	(4,700)	(690)
Prepayments	73,705	72,502	10,645
Deductible input VAT	14,710	12,375	1,817
Prepayment, other receivables other, net	448,083	469,881	68,990